UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT International Value Fund
Class IA	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$41	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$334,615,792
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	69
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Value Fund	PAGE 1	38968-STSIA-0826

Putnam VT International Value Fund
Class IB	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$54	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$334,615,792
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	69
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Value Fund	PAGE 1	38968-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT International Value
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual Report

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Putnam Variable Trust
Financial Highlights
Putnam VT International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.12 $12.22 $11.93 $10.19 $11.52 $10.35
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.38 0.31 0.31 0.29 0.27
Net realized and unrealized gains (losses) 1.11 3.84 0.34 1.61 (1.03) 1.29
Total from investment operations ........ 1.36 4.22 0.65 1.92 (0.74) 1.56
Less distributions from:
Net investment income .............. (0.42) (0.20) (0.32) (0.18) (0.23) (0.25)
Net realized gains ................. (0.31) (0.12) (0.04) — (0.36) (0.14)
Total distributions ................... (0.73) (0.32) (0.36) (0.18) (0.59) (0.39)
Net asset value, end of period .......... $16.75 $16.12 $12.22 $11.93 $10.19 $11.52
Total return
c
....................... 8.82% 35.07% 5.44% 19.08% (6.70)% 15.28%
Ratios to average net assets
d
Expenses ......................... 0.79%
e
0.81%
f
0.82% 0.88% 0.92%
g
0.87%
Net investment income ............... 3.04% 2.64% 2.46% 2.79% 2.91% 2.41%
Supplemental data
Net assets, end of period (000’s) ........ $180,165 $144,383 $103,550 $39,214 $33,090 $36,527
Portfolio turnover rate ................ 15% 44% 20% 15% 11% 15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.02%.

Putnam Variable Trust
Financial Highlights
Putnam VT International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.86 $12.04 $11.76 $10.06 $11.37 $10.23
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.34 0.30 0.28 0.26 0.24
Net realized and unrealized gains (losses) 1.08 3.77 0.32 1.58 (1.00) 1.27
Total from investment operations ........ 1.32 4.11 0.62 1.86 (0.74) 1.51
Less distributions from:
Net investment income .............. (0.38) (0.17) (0.30) (0.16) (0.21) (0.23)
Net realized gains ................. (0.31) (0.12) (0.04) — (0.36) (0.14)
Total distributions ................... (0.69) (0.29) (0.34) (0.16) (0.57) (0.37)
Net asset value, end of period .......... $16.49 $15.86 $12.04 $11.76 $10.06 $11.37
Total return
c
....................... 8.72% 34.68% 5.21% 18.68% (6.81)% 14.94%
Ratios to average net assets
d
Expenses ......................... 1.04%
e
1.06%
f
1.07% 1.13% 1.17%
g
1.12%
Net investment income ............... 2.93% 2.40% 2.46% 2.53% 2.67% 2.14%
Supplemental data
Net assets, end of period (000’s) ........ $154,450 $119,270 $85,980 $73,723 $52,403 $49,158
Portfolio turnover rate ................ 15% 44% 20% 15% 11% 15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.02%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 2.1%
Airbus SE ......................................... France 17,617 $ 3,919,639
Thales SA ......................................... France 12,439 3,196,842
7,116,481
Air Freight & Logistics 1.1%
Deutsche Post AG ................................... Germany 58,261 3,542,062
Banks 27.3%
AIB Group plc ...................................... Ireland 584,056 6,864,111
ANZ Group Holdings Ltd. ............................. Australia 176,549 4,308,573
Barclays plc ....................................... United Kingdom 1,670,574 11,194,517
BNP Paribas SA .................................... France 89,873 10,496,552
CaixaBank SA ...................................... Spain 553,385 7,840,452
HSBC Holdings plc .................................. United Kingdom 715,511 13,529,808
ING Groep NV ..................................... Netherlands 398,772 12,582,579
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 612,800 12,208,774
Resona Holdings, Inc. ................................ Japan 322,400 4,203,464
Sumitomo Mitsui Financial Group, Inc. .................... Japan 217,100 8,510,116
91,738,946
Beverages 2.1%
Asahi Group Holdings Ltd. ............................. Japan 229,500 2,181,779
Carlsberg A/S, B .................................... Denmark 34,510 4,515,961
6,697,740
Biotechnology 0.8%
a
Argenx SE ........................................ Netherlands 3,097 2,870,499
Broadline Retail 0.5%
Pan Pacific International Holdings Corp. .................. Japan 341,600 1,731,414
Building Products 1.1%
Cie de Saint-Gobain SA .............................. France 39,734 3,603,174
Capital Markets 2.0%
London Stock Exchange Group plc ...................... United Kingdom 37,107 4,011,844
Partners Group Holding AG ............................ Switzerland 3,001 2,458,073
6,469,917
Construction Materials 1.8%
CRH plc .......................................... United States 56,509 6,046,463
Consumer Staples Distribution & Retail 2.2%
MatsukiyoCocokara & Co. ............................. Japan 159,500 2,355,788
Tesco plc ......................................... United Kingdom 796,295 4,854,295
7,210,083
Diversified REITs 0.5%
Mirvac Group ...................................... Australia 1,416,052 1,685,861
Diversified Telecommunication Services 2.3%
Deutsche Telekom AG ................................ Germany 141,431 3,856,017
Telstra Group Ltd. ................................... Australia 1,169,122 4,099,960
7,955,977
Electric Utilities 1.9%
Enel SpA ......................................... Italy 569,296 6,530,046

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.5%
ABB Ltd. .......................................... Switzerland 46,911 $ 5,102,947
Food Products 4.0%
Danone SA ........................................ France 67,927 5,552,239
Nestle SA ......................................... Switzerland 48,854 5,010,718
Yamazaki Baking Co. Ltd. ............................. Japan 133,100 2,614,277
13,177,234
Health Care Equipment & Supplies 1.7%
Hoya Corp. ........................................ Japan 35,300 5,693,939
Hotels, Restaurants & Leisure 0.6%
Compass Group plc ................................. United Kingdom 62,445 2,017,557
Household Durables 1.0%
Sony Group Corp. ................................... Japan 172,200 3,465,364
Industrial Conglomerates 3.1%
Hitachi Ltd. ........................................ Japan 153,200 4,239,978
Siemens AG ....................................... Germany 19,185 6,168,118
10,408,096
Industrial REITs 1.0%
Segro plc ......................................... United Kingdom 297,081 3,446,321
Insurance 7.8%
ASR Nederland NV .................................. Netherlands 79,284 5,987,597
AXA SA ........................................... France 153,404 7,686,989
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 9,230 5,154,591
QBE Insurance Group Ltd. ............................ Australia 420,428 7,313,405
26,142,582
Machinery 1.2%
Minebea Mitsumi, Inc. ................................ Japan 134,400 3,986,688
Metals & Mining 2.9%
BHP Group Ltd. .................................... Australia 158,178 6,591,745
Glencore plc ....................................... Australia 431,657 2,943,222
9,534,967
Multi-Utilities 1.3%
E.ON SE .......................................... Germany 210,196 4,322,448
Oil, Gas & Consumable Fuels 6.8%
Cenovus Energy, Inc. ................................ Canada 303,789 7,537,694
Shell plc .......................................... United States 383,856 14,914,722
22,452,416
Passenger Airlines 1.4%
b
Qantas Airways Ltd. ................................. Australia 649,767 4,774,025
Pharmaceuticals 4.9%
AstraZeneca plc .................................... United Kingdom 17,526 3,272,180
Bayer AG ......................................... Germany 87,933 4,863,416
Novo Nordisk A/S, B ................................. Denmark 64,676 3,106,191
Sanofi SA ......................................... United States 59,652 5,100,463
16,342,250
Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG ............................. Germany 37,803 3,561,116

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.0%
Industria de Diseno Textil SA ........................... Spain 53,070 $ 3,345,126
Textiles, Apparel & Luxury Goods 1.3%
Asics Corp. ........................................ Japan 163,600 4,449,709
Tobacco 1.4%
Imperial Brands plc .................................. United Kingdom 124,163 4,588,924
Trading Companies & Distributors 3.3%
Ferguson Enterprises, Inc. ............................ United States 13,643 3,256,014
ITOCHU Corp. ..................................... Japan 296,200 3,380,425
Mitsubishi Corp. .................................... Japan 163,800 4,382,009
11,018,448
Wireless Telecommunication Services 2.0%
KDDI Corp. ........................................ Japan 158,000 2,654,038
SoftBank Group Corp. ................................ Japan 36,400 1,350,196
Vodafone Group plc ................................. United Kingdom 2,130,878 2,820,350
6,824,584
Total Common Stocks (Cost $226,184,429) ...................................
317,853,404
Preferred Stocks 0.5%
Technology Hardware, Storage & Peripherals 0.5%
c
Samsung Electronics Co. Ltd., 0.6% ..................... South Korea 11,704 1,650,526
Total Preferred Stocks (Cost $1,608,570) .....................................
1,650,526
Principal
Amount
*
U.S. Government and Agency Securities 0.3%
d
U.S. Treasury Notes ,
4.375%, 11/30/28 ................................. United States 848,000 852,009
0.625%, 8/15/30 .................................. United States 176,000 152,443
Total U.S. Government and Agency Securities (Cost $1,004,452) ................
1,004,452
Total Long Term Investments (Cost $228,797,451) .............................
320,508,382
a
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
e,f
U.S. Treasury Bills, 3.37%, 7/16/26 ...................... United States 1,700,000 1,697,454
Total U.S. Government and Agency Securities (Cost $1,697,490) ................
1,697,454
Shares
Management Investment Companies 3.2%
g,h
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 10,544,574 10,544,574
Total Management Investment Companies (Cost $10,544,574) ..................
10,544,574

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Money Market Funds 1.2%
g,h
Putnam Cash Collateral Pool, LLC, 3.856% ................ United States 3,850,000 $ 3,850,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,850,000) ..........................................................
3,850,000
Total Short Term Investments (Cost $16,092,064 ) ..............................
16,092,028
a
Total Investments (Cost $244,889,515) 100.6% ................................
$336,600,410
Other Assets, less Liabilities (0.6)% .........................................
(1,984,618)
Net Assets 100.0% .........................................................
$334,615,792
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
c
Variable rate security. The rate shown represents the yield at period end.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(d).
e
The rate shown represents the yield at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $1,665,503, representing 0.5% of net assets.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 23 $ 3,617,095 9/18/26 $ (7,689)
Total Futures Contracts ...................................................................... $(7,689)
*
As of period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 10,212,200 7,157,831 7/15/26 $ 89,110 $ —
Australian Dollar .... BZWS Buy 1,606,400 1,132,470 7/15/26 — (20,545)
Australian Dollar .... CITI Buy 1,277,500 900,657 7/15/26 — (16,392)
Australian Dollar .... GSCO Buy 2,224,700 1,591,889 7/15/26 — (51,987)
Australian Dollar .... GSCO Sell 3,774,500 2,693,077 7/15/26 80,429 —
Australian Dollar .... HSBK Buy 2,844,600 2,039,611 7/15/26 — (70,625)
Australian Dollar .... HSBK Sell 2,757,200 1,998,073 7/15/26 89,583 —
Australian Dollar .... MSCO Sell 10,687,800 7,524,004 7/15/26 128,176 (2,096)
Australian Dollar .... SSBT Buy 8,628,000 6,082,619 7/15/26 — (110,456)
Australian Dollar .... TDOM Buy 1,155,200 814,393 7/15/26 — (14,782)
Australian Dollar .... UBSW Sell 1,898,100 1,337,992 7/15/26 24,157 —
Australian Dollar .... WPAC Buy 295,700 208,456 7/15/26 — (3,777)
Canadian Dollar .... BOFA Sell 179,400 130,320 7/15/26 3,751 —
Canadian Dollar .... BZWS Sell 59,900 43,510 7/15/26 1,250 —
Canadian Dollar .... CITI Sell 2,017,400 1,465,185 7/15/26 41,883 —
Canadian Dollar .... GSCO Buy 1,391,800 980,023 7/15/26 1,910 —
Canadian Dollar .... GSCO Sell 3,183,300 2,327,352 7/15/26 81,493 —
Canadian Dollar .... HSBK Sell 686,800 498,918 7/15/26 14,372 —
Canadian Dollar .... MSCO Sell 2,192,900 1,587,594 7/15/26 40,645 (170)
Canadian Dollar .... SSBT Sell 191,800 139,323 7/15/26 4,005 —
Canadian Dollar .... TDOM Sell 359,800 261,307 7/15/26 7,464 —
Canadian Dollar .... UBSW Sell 2,083,500 1,519,750 7/15/26 49,814 —
Canadian Dollar .... WPAC Sell 1,111,900 807,688 7/15/26 23,228 —
Israeli New Shekel .. BOFA Buy 2,581,800 843,218 7/15/26 24,668 —
Israeli New Shekel .. BZWS Buy 418,500 136,708 7/15/26 3,973 —
Israeli New Shekel .. GSCO Sell 2,719,300 907,168 7/15/26 — (6,940)
Israeli New Shekel .. HSBK Sell 896,200 292,719 7/15/26 — (8,544)
Israeli New Shekel .. MSCO Buy 6,772,900 2,299,646 7/15/26 34,504 (57,402)
Israeli New Shekel .. SSBT Buy 1,638,200 535,376 7/15/26 15,315 —
Israeli New Shekel .. UBSW Buy 2,253,000 736,044 7/15/26 21,314 —
New Zealand Dollar . BOFA Buy 433,000 253,976 7/15/26 — (7,929)
New Zealand Dollar . JPHQ Buy 255,900 150,097 7/15/26 — (4,685)
Chinese Yuan ...... GSCO Sell 10,315,000 1,526,949 8/12/26 3,668 —
Chinese Yuan ...... HSBK Buy 10,824,800 1,602,357 8/12/26 — (3,790)
Hong Kong Dollar ... BZWS Buy 286,300 36,666 8/12/26 — (104)
Hong Kong Dollar ... GSCO Buy 4,026,600 515,781 8/12/26 — (1,561)
Hong Kong Dollar ... HSBK Buy 10,996,900 1,407,808 8/12/26 — (3,438)
Hong Kong Dollar ... JPHQ Buy 7,666,200 981,872 8/12/26 — (2,853)
Hong Kong Dollar ... JPHQ Sell 8,007,300 1,023,942 8/12/26 1,363 —
Hong Kong Dollar ... SSBT Buy 19,177,000 2,456,457 8/12/26 — (7,441)
Hong Kong Dollar ... TDOM Buy 9,643,400 1,235,209 8/12/26 — (3,690)
Hong Kong Dollar ... UBSW Buy 2,496,900 319,806 8/12/26 — (938)
Japanese Yen ...... BOFA Buy 347,013,100 2,232,245 8/12/26 — (90,757)
Japanese Yen ...... CITI Buy 503,046,200 3,236,006 8/12/26 — (131,605)
Japanese Yen ...... CITI Sell 313,623,500 1,966,245 8/12/26 30,811 —
Japanese Yen ...... GSCO Buy 1,257,699,800 8,063,837 8/12/26 — (302,316)
Japanese Yen ...... HSBK Buy 1,449,831,300 9,255,728 8/12/26 — (308,524)
Japanese Yen ...... HSBK Sell 971,307,500 6,198,328 8/12/26 204,192 —
Japanese Yen ...... JPHQ Buy 648,099,900 4,132,755 8/12/26 — (133,199)
Japanese Yen ...... MSCO Buy 215,618,800 1,360,227 8/12/26 — (29,600)
Japanese Yen ...... MSCO Sell 1,578,767,900 9,985,986 8/12/26 243,090 —
Japanese Yen ...... SSBT Sell 89,814,900 577,735 8/12/26 23,469 —
Japanese Yen ...... TDOM Sell 202,405,400 1,301,935 8/12/26 52,851 —
Japanese Yen ...... UBSW Sell 271,368,900 1,745,551 8/12/26 70,878 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... WPAC Buy 594,600,100 3,783,141 8/12/26 $ — $ (113,744)
Singapore Dollar .... BOFA Buy 48,500 38,508 8/12/26 — (907)
Singapore Dollar .... BZWS Buy 592,700 470,584 8/12/26 — (11,084)
Singapore Dollar .... GSCO Buy 2,829,900 2,246,826 8/12/26 — (52,902)
Singapore Dollar .... MSCO Buy 1,267,800 1,006,676 8/12/26 — (23,794)
Singapore Dollar .... SSBT Buy 436,900 346,887 8/12/26 — (8,174)
Singapore Dollar .... UBSW Buy 1,276,200 1,007,627 8/12/26 — (18,233)
Singapore Dollar .... WPAC Buy 997,600 792,045 8/12/26 — (18,640)
South Korean Won .. GSCO Sell 3,391,235,200 2,233,695 8/12/26 40,302 —
South Korean Won .. JPHQ Sell 1,247,874,300 854,913 8/12/26 47,809 —
South Korean Won .. MSCO Buy 2,197,935,400 1,506,319 8/12/26 — (84,732)
British Pound ...... BOFA Buy 350,000 466,487 9/16/26 — (2,231)
British Pound ...... BOFA Sell 6,362,800 8,550,522 9/16/26 110,611 —
British Pound ...... BZWS Sell 1,015,000 1,363,861 9/16/26 17,518 —
British Pound ...... CITI Buy 1,089,100 1,462,439 9/16/26 — (17,807)
British Pound ...... GSCO Sell 5,758,900 7,731,784 9/16/26 92,914 —
British Pound ...... HSBK Sell 3,689,000 4,952,271 9/16/26 59,012 —
British Pound ...... JPHQ Sell 1,123,300 1,508,025 9/16/26 18,029 —
British Pound ...... MSCO Buy 7,257,500 9,649,731 9/16/26 28,274 (51,323)
British Pound ...... MSCO Sell 6,582,100 8,800,401 9/16/26 79,498 (9,897)
British Pound ...... SSBT Sell 2,421,200 3,247,393 9/16/26 35,802 —
British Pound ...... TDOM Buy 2,568,700 3,425,553 9/16/26 2,258 (20,569)
British Pound ...... UBSW Buy 827,500 1,110,364 9/16/26 — (12,730)
British Pound ...... WPAC Buy 4,001,900 5,368,213 9/16/26 — (59,909)
Czech Koruna ...... CITI Buy 6,980,800 335,697 9/16/26 — (6,836)
Czech Koruna ...... MSCO Sell 13,073,500 628,206 9/16/26 12,322 —
Czech Koruna ...... UBSW Buy 6,058,700 291,042 9/16/26 — (5,620)
Danish Krone ...... BOFA Buy 1,071,800 167,229 9/16/26 — (2,709)
Danish Krone ...... BZWS Sell 4,370,400 681,831 9/16/26 10,982 —
Danish Krone ...... CITI Buy 9,580,400 1,494,318 9/16/26 — (23,743)
Danish Krone ...... GSCO Buy 5,545,800 864,599 9/16/26 — (13,329)
Danish Krone ...... HSBK Sell 699,600 109,082 9/16/26 1,695 —
Danish Krone ...... MSCO Sell 43,166,300 6,725,007 9/16/26 99,359 (302)
Danish Krone ...... UBSW Sell 275,200 42,897 9/16/26 654 —
Euro ............. BOFA Buy 620,500 717,332 9/16/26 — (6,045)
Euro ............. BOFA Sell 7,297,700 8,502,696 9/16/26 137,259 —
Euro ............. BZWS Sell 1,394,700 1,624,777 9/16/26 26,016 —
Euro ............. CITI Buy 2,882,500 3,356,900 9/16/26 — (52,657)
Euro ............. GSCO Buy 3,304,700 3,847,332 9/16/26 — (59,116)
Euro ............. HSBK Buy 7,592,900 8,840,063 9/16/26 — (136,234)
Euro ............. JPHQ Buy 1,166,600 1,358,093 9/16/26 — (20,806)
Euro ............. MSCO Buy 15,965,600 18,494,967 9/16/26 7,338 (200,756)
Euro ............. MSCO Sell 34,638,600 40,243,684 9/16/26 540,301 (3,241)
Euro ............. SSBT Buy 4,012,500 4,668,708 9/16/26 — (69,134)
Euro ............. TDOM Sell 501,000 582,989 9/16/26 8,687 —
Euro ............. UBSW Buy 15,798,300 18,386,647 9/16/26 — (276,875)
Euro ............. WPAC Sell 4,966,600 5,778,654 9/16/26 85,383 —
Norwegian Krone ... BOFA Sell 587,200 61,626 9/16/26 2,368 —
Norwegian Krone ... BZWS Sell 729,500 76,529 9/16/26 2,911 —
Norwegian Krone ... CITI Buy 3,566,400 373,928 9/16/26 — (14,022)
Norwegian Krone ... GSCO Buy 6,706,100 702,452 9/16/26 — (25,701)
Norwegian Krone ... MSCO Buy 17,781,400 1,862,438 9/16/26 — (68,014)
Norwegian Krone ... SSBT Sell 1,400,800 146,572 9/16/26 5,209 —
Swedish Krona ..... CITI Buy 4,459,300 477,836 9/16/26 — (15,948)
Swedish Krona ..... GSCO Sell 10,636,600 1,138,895 9/16/26 37,173 —
Swedish Krona ..... HSBK Buy 20,476,000 2,188,002 9/16/26 — (67,129)
Swedish Krona ..... JPHQ Buy 13,999,700 1,498,701 9/16/26 — (48,633)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... MSCO Buy 1,244,400 133,130 9/16/26 $ — $ (4,237)
Swedish Krona ..... SSBT Buy 9,406,200 1,005,446 9/16/26 — (31,167)
Swedish Krona ..... TDOM Buy 8,521,900 911,442 9/16/26 — (28,757)
Swedish Krona ..... WPAC Buy 8,078,100 864,088 9/16/26 — (27,371)
Swiss Franc ....... BOFA Buy 1,158,300 1,474,978 9/16/26 — (29,107)
Swiss Franc ....... BZWS Buy 1,271,900 1,620,183 9/16/26 — (32,509)
Swiss Franc ....... CITI Sell 613,600 780,680 9/16/26 14,742 —
Swiss Franc ....... GSCO Buy 5,836,800 7,425,718 9/16/26 — (139,819)
Swiss Franc ....... HSBK Buy 5,806,400 7,388,273 9/16/26 — (140,321)
Swiss Franc ....... JPHQ Buy 1,809,100 2,301,601 9/16/26 — (43,357)
Swiss Franc ....... MSCO Buy 1,360,500 1,697,307 9/16/26 963 —
Swiss Franc ....... MSCO Sell 4,791,900 6,082,738 9/16/26 101,254 (98)
Swiss Franc ....... SSBT Buy 3,867,200 4,916,418 9/16/26 — (89,110)
Swiss Franc ....... TDOM Buy 570,200 724,984 9/16/26 — (13,221)
Swiss Franc ....... UBSW Sell 2,618,200 3,323,618 9/16/26 55,398 —
Swiss Franc ....... WPAC Buy 2,676,800 3,403,078 9/16/26 — (61,711)
Total Forward Exchange Contracts ................................................... $3,093,407 $(3,660,457)
Net unrealized appreciation (depreciation) ............................................ $(567,050)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 28 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $230,494,941
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 14,394,574
Value - Unaffiliated issuers (Includes securities loaned of $3,658,855) .................................. $322,205,836
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 14,394,574
Cash .................................................................................... 185,772
Receivables:
Capital shares sold ........................................................................ 3,065,160
Dividends ............................................................................... 630,822
European Union tax reclaims (Note 1 e ) ......................................................... 310,437
Variation margin on futures contracts ........................................................... 3,859
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,093,407
Prepaid expenses .......................................................................... 22,455
Total assets .......................................................................... 343,912,322
Liabilities:
Payables:
Capital shares redeemed ................................................................... 310,996
Management fees ......................................................................... 180,175
Administrative fees ........................................................................ 799
Distribution fees .......................................................................... 31,622
Transfer agent fees ........................................................................ 36,767
Trustees' fees and expenses ................................................................. 38,193
Deposits from brokers for:
OTC derivative contracts .................................................................. 130,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,660,457
Payable upon return of securities loaned (Note 1c) .................................................. 3,850,000
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 1,004,452
Accrued expenses and other liabilities ........................................................... 53,069
Total liabilities ......................................................................... 9,296,530
Net assets, at value ................................................................. $334,615,792
Net assets consist of:
Paid-in capital ............................................................................. $234,538,840
Total distributable earnings (losses) ............................................................. 100,076,952
Net assets, at value ................................................................. $334,615,792
Putnam VT
International
Value Fund
Class IA:
Net assets, at value ....................................................................... $180,165,401
Shares outstanding ........................................................................ 10,755,371
Net asset value and maximum offering price per share
a
............................................. $16.75
Class IB:
Net assets, at value ....................................................................... $154,450,391
Shares outstanding ........................................................................ 9,368,395
Net asset value and maximum offering price per share
a
............................................. $16.49
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $533,253)
Unaffiliated issuers ........................................................................ $5,540,409
Non-controlled affiliates (Note 3 f ) ............................................................. 192,292
Interest:
Unaffiliated issuers ........................................................................ 28,418
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (44,222)
Non-controlled affiliates (Note 3 f ) ............................................................. 52,006
Other income (Note 1 e ) ...................................................................... 1,511
Total investment income ................................................................... 5,770,414
Expenses:
Management fees (Note 3 a ) ................................................................... 987,264
Administrative fees (Note 3 b ) .................................................................. 2,092
Distribution fees: (Note 3c )
Class IB ................................................................................ 176,336
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 53,752
Class IB ................................................................................ 48,902
Custodian fees (Note 4 ) ...................................................................... 6,577
Reports to shareholders fees .................................................................. 14,673
Registration and filing fees .................................................................... 676
Professional fees ........................................................................... 44,775
Trustees' fees and expenses (Note 3 e ) ........................................................... 5,635
Other .................................................................................... 5,440
Total expenses ......................................................................... 1,346,122
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (169)
Net expenses ......................................................................... 1,345,953
Net investment income ................................................................ 4,424,461
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,268,392
Foreign currency transactions ................................................................ 28,138
Forward exchange contracts ................................................................. (404,272)
Futures contracts ......................................................................... 331,683
Net realized gain (loss) .................................................................. 6,223,941
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 13,849,606
Translation of other assets and liabilities denominated in foreign currencies .............................. (26,016)
Forward exchange contracts ................................................................. (360,319)
Futures contracts ......................................................................... (29,622)
Net change in unrealized appreciation (depreciation) ............................................ 13,433,649
Net realized and unrealized gain (loss) ............................................................ 19,657,590
Net increase (decrease) in net assets resulting from operations .......................................... $24,082,051

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,424,461 $6,249,921
Net realized gain (loss) ................................................. 6,223,941 5,064,986
Net change in unrealized appreciation (depreciation) ........................... 13,433,649 58,268,735
Net increase (decrease) in net assets resulting from operations ................ 24,082,051 69,583,642
Distributions to shareholders:
Class IA ............................................................ (6,259,257) (2,810,555)
Class IB ............................................................ (6,024,190) (2,432,510)
Total distributions to shareholders .......................................... (12,283,447) (5,243,065)
Capital share transactions: (Note 2 )
Class IA ............................................................ 29,251,892 7,485,596
Class IB ............................................................ 29,912,842 2,296,769
Total capital share transactions ............................................ 59,164,734 9,782,365
Net increase (decrease) in net assets ................................... 70,963,338 74,122,942
Net assets:
Beginning of period ..................................................... 263,652,454 189,529,512
End of period .......................................................... $334,615,792 $263,652,454

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT International Value Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
International Value Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT International Value Fund
(continued)
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT International Value Fund
(continued)
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: (2284531) –
Shares sold ................................... 2,219,198 $37,119,308 1,882,274 $27,153,110
Shares issued in reinvestment of distributions .......... 406,710 6,259,257 209,430 2,810,555
Shares redeemed ............................... (828,837) (14,126,673) (1,604,244) (22,478,069)
Net increase (decrease) .......................... 1,797,071 $29,251,892 487,460 $7,485,596
Class IB Shares: (2226902) –
Shares sold ................................... 2,634,869 $43,351,929 6,453,823 $91,705,678
Shares issued in reinvestment of distributions .......... 397,374 6,024,190 184,002 2,432,510
Shares redeemed ............................... (1,184,924) (19,463,277) (6,258,242) (91,841,419)
Net increase (decrease) .......................... 1,847,319 $29,912,842 379,583 $2,296,769
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Value Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.667% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Effective August 1, 2026, under a subadvisory agreement, TAML, an affiliate of Putnam Management, will provide subadvisory services to the Fund. The subadvisory fee will be paid by Putnam Management based on the average net assets managed by
TAML, and is not an additional expense of the Fund. Effective August 1, 2026, the subadvisory agreement was terminated for
PAC.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims and corporate actions.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.436% . $— $11,910,851 $(11,910,851) $— $— $— — $—
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 11,427,599 59,627,088 (60,510,113) — — 10,544,574 10,544,574 192,292
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $3,584,000 $23,523,000 $(23,257,000) $— $— $3,850,000 3,850,000 $52,006
Total Affiliated Securities ... $15,011,599 $95,060,939 $(95,677,964) $— $— $14,394,574 $244,298
Cost of investments .......................................................................... $246,705,752
Unrealized appreciation ........................................................................ $100,165,141
Unrealized depreciation ........................................................................ (10,845,222)
Net unrealized appreciation (depreciation) .......................................................... $89,319,919
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$92,829,007 and $43,951,550, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,850,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT International Value Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,093,407 Unrealized depreciation on OTC
forward exchange contracts
$ 3,660,457
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
7,689
a
Total .................... $3,093,407 $3,668,146
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts represented
$3,083,614. The average month end contract value of forward exchange contracts was $262,157,828.
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT International Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(404,272) Forward exchange contracts $(360,319)
Equity contracts ..............
Futures contracts 331,683 Futures contracts (29,622)
Total ....................... $(72,589) $(389,941)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT International Value Fund
Forward Exchange Contracts ............................. $ 3,093,407 $ 3,660,457
Total ............................................. $3,093,407 $3,660,457
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam VT International Value Fund
Counterparty
BOFA .................... $ 367,767 $ (139,685) $ (98,082) $ (130,000) $ —
BZWS ................... 62,650 (62,650) — — —
CITI ..................... 87,436 (87,436) — — —
GSCO ................... 337,889 (337,889) — — —
HSBK ................... 368,854 (368,854) — — —
JPHQ ................... 67,201 (67,201) — — —
MSCO ................... 1,315,724 (535,662) (780,062) — —
SSBT .................... 83,800 (83,800) — — —
TDOM ................... 71,260 (71,260) — — —
UBSW ................... 222,215 (222,215) — — —
WPAC ................... 108,611 (108,611) — — —
Total ................... $3,093,407 $(2,085,263) $(878,144) $(130,000) $—
$ 1
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 28 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT International Value Fund
Counterparty
BOFA .................... $ 139,685 $ (139,685) $ — $ — $ —
BZWS ................... 64,242 (62,650) — — 1,592
CITI ..................... 279,010 (87,435) (141,787) — 49,788
GSCO ................... 653,671 (337,889) (245,632) — 70,150
HSBK ................... 738,605 (368,854) (325,512) — 44,239
JPHQ ................... 253,533 (67,201) (121,817) — 64,515
MSCO ................... 535,662 (535,662) — — —
SSBT .................... 315,482 (83,800) (231,682) — —
TDOM ................... 81,019 (71,260) — — 9,759
UBSW ................... 314,396 (222,215) (92,181) — —
WPAC ................... 285,152 (108,611) — — 176,541
Total ................... $3,660,457 $(2,085,262) $(1,158,611) $— $416,584
a
At June 30, 2026, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Value Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 31,716,791 $ — $ 31,716,791
Canada .............................. 7,537,694 — — 7,537,694
Denmark ............................. — 7,622,152 — 7,622,152
France ............................... — 34,455,435 — 34,455,435
Germany ............................. — 31,467,768 — 31,467,768
Ireland ............................... — 6,864,111 — 6,864,111
Italy ................................. — 6,530,046 — 6,530,046
Japan ............................... 2,355,788 65,052,170 — 67,407,958
Netherlands ........................... — 21,440,675 — 21,440,675
Spain ................................ — 11,185,578 — 11,185,578
Switzerland ........................... — 12,571,738 — 12,571,738
United Kingdom ........................ — 49,735,796 — 49,735,796
United States .......................... 6,046,463 23,271,199 — 29,317,662
Preferred Stocks ........................ — 1,650,526 — 1,650,526
U.S. Government and Agency Securities ....... — 1,004,452 — 1,004,452
Short Term Investments ................... 10,544,574 5,547,454 — 16,092,028
Total Investments in Securities ........... $26,484,519 $310,115,891
b
$— $336,600,410
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,093,407 $— $3,093,407
Total Other Financial Instruments ......... $— $3,093,407 $— $3,093,407
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 3,660,457 — 3,660,457
Futures Contracts ........................ 7,689 — — 7,689
Total Other Financial Instruments ......... $7,689 $3,660,457 $— $3,668,146
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $303,563,985, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Value Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust

Putnam Variable Trust

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Putnam VT International Value Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company, LLC (“PAC”)
1
, and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
At the Board’s June 2025 meeting, the Board considered that Talcott Resolution Life Insurance Company and Talcott
Resolution Life and Annuity Insurance Company (collectively, “Talcott”) received an exemptive order (the “Order”) from the
Securities and Exchange Commission (“SEC”) that allows Talcott’s separate accounts to substitute their current non-Putnam variable insurance product underlying funds with specified funds (the “Replacement Funds”) of Putnam Variable Trust
(“PVT”) (each, a “Substitution”)
2
. The Trustees considered that, subject to successful completion of Talcott’s Substitution process, the Advisor has agreed to a new fund-specific expense limitation arrangement for your fund, pursuant to which the
Advisor will waive fees and/or reimburse expenses for your fund to the extent necessary to limit total annual fund operating expenses of your fund to not exceed an annual rate of 0.92% of your fund’s average net assets. This expense limitation arrangement includes investor servicing fees. This expense limitation will be in addition to the other existing expense limitation arrangements and will take effect upon the Substitution and continue through April 30, 2029.
2
The Trustees approved PVT’s participation as an applicant in Talcott’s SEC application for an exemptive order, primarily to obtain relief under Section 17(a) of the Investment
Company Act of 1940 to permit in
-
kind transactions in connection with the planned Substitution of certain unaffiliated underlying funds with Replacement Funds of PVT and other funds among the Franklin Templeton complex
.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally

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provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-
year and five-year periods ended December 31, 2025. Your fund’s class IA shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and three-year periods ended December 31, 2025, and was positive and exceeded the return of its benchmark over the five-year period ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. Stock specific detractors accounted for more than all of the shortfall.

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2. From a stock selection perspective, not owning financial services companies Banco Santander and Banco Bilbao Vizcaya
Argentaria as well as underweight positions in biopharmaceutical company Sanofi and energy and petrochemical company
Shell were the largest detractors. Overweight positions in banking and financial services companies AIB Group, CaixaBank,
ING Groep and Barclays were the strongest contributors.
3. Overweight positioning to industrials along with underweight positioning to materials, health care, real estate and consumer discretionary resulted in a small positive contribution overall from sector allocation.
The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser

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for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
1. The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
2. The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the
Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and
3. The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.

38968-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026